SHARE OPTIONS	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Options And Share Warrants [Abstract]
SHARE OPTIONS
19.	SHARE OPTIONS

Options

Under the terms of the Company’s Employee Share Option Plans, options to purchase 44,814,672 ‘A’ Ordinary Shares (11,203,668 ADS’s) were outstanding at December 31, 2022. Under these Plans, options are granted to officers and employees of the Group at the discretion of the Compensation Committee (designated by the Board of Directors), under the terms outlined below.

In the past, share options were granted to consultants of the Group and, where this was the case, the Group measured the fair value of the services provided by these consultants by reference to the fair value of the equity instruments granted. This approach was adopted in these cases as it was impractical for the Group to reliably estimate the fair value of such services. There are no outstanding options for consultants at December 31, 2022.

The terms and conditions of the grants are as follows, whereby all options are settled by physical delivery of shares:

Vesting conditions

The options vest following a period of service by the officer or employee. The required period of service is determined by the Board and Remuneration Committee at the date of grant of the options (usually the date of approval by the Compensation Committee) and it is generally over a two to four-year period.

Non-vesting conditions

In 2022, share options were granted to certain directors for which there is a condition that the options only become exercisable into ADSs when the market price of an ADS reaches a certain level. This is deemed to be a non-vesting condition. The term ‘non- vesting condition’ is not explicitly defined in IFRS 2, Share based Payment, but is inferred to be any condition that does not meet the definition of a vesting condition. The only condition for these particular options to vest is that the director continues service and there were no other conditions which would be considered non-vesting conditions. Non-vesting conditions are reflected in measuring the grant-date fair value of the share-based payment and there is no true-up in the measurement of the share-based payment for differences between the expected and the actual outcome of non-vesting conditions. If all service conditions are met, then the share-based payment cost will be recognized even if the director does not receive the share-based payment due to a failure to meet the non-vesting condition.

Contractual life

The term of an option is determined by the Board, Compensation Committee and Remuneration Committee provided that the term may not exceed a period of between seven to ten years from the date of grant. All options will terminate 90 days after termination of the option holder’s employment, service or consultancy with the Group (or one year after such termination because of death or disability) except where a longer period is approved by the Board of Directors. Under certain circumstances involving a change in control of the Group, the Compensation Committee may accelerate the exercisability and termination of options.

The number and weighted average exercise price of share options per ordinary share is as follows:

	Share	Weighted- average exercise price US$	Range US$
	Options ‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2020	12,303,990	1.31	0.46 –4.36
Granted	9,100,000	0.38	0.19 –1.10
Exercised	-	-	-
Expired / Forfeited	(1,918,000)	2.14	0.19-4.21

Outstanding at end of year	19,485,990	0.79	0.19-4.36

Exercisable at end of year	7,959,323	1.27	0.66-4.36

Outstanding January 1, 2021	19,485,990	0.79	0.19-4.36
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(758,000)	1.07	0.19-4.21

Outstanding at end of year	18,727,990	0.78	0.19-4.36

Exercisable at end of year	13,401,322	0.93	0.19-4.36

Outstanding January 1, 2022	18,727,990	0.78	0.19-4.36
Granted	29,400,000	0.27	0.27-0.29
Exercised	(2,733,328)	0.19	0.19-0.19
Expired / Forfeited	(579,990)	1.87	0.69-4.36

Outstanding at end of year	44,814,672	0.47	0.19-2.43

Exercisable at end of year	14,138,004	0.89	0.19-2.43

	Share Options ‘ADS’	Weighted- average exercise price US$	Range US$
	Equivalent	Per ‘ADS’	Per ‘ADS’
Outstanding January 1, 2020	3,075,998	5.24	1.83 - 17.45
Granted	2,275,000	1.52	0.77 - 4.41
Exercised	-	-	-
Expired / Forfeited	(479,500)	8.56	0.77 - 16.84

Outstanding at end of year	4,871,498	3.15	0.77-17.45

Exercisable at end of year	1,989,831	5.08	2.64 -17.45

Outstanding January 1, 2021	4,871,498	3.15	0.77-17.45
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(189,500)	4.28	0.76 - 16.84

Outstanding at end of year	4,681,998	3.12	0.76 - 17.44

Exercisable at end of year	3,350,331	3.72	0.76 –17.44

Outstanding January 1, 2022	4,681,998	3.12	0.76 - 17.44
Granted	7,350,000	1.09	1.07-1.14
Exercised	(683,332)	0.77	0.77-0.77
Expired / Forfeited	(144,998)	7.48	2.76 - 17.44

Outstanding at end of year	11,203,668	1.88	0.77-9.73

Exercisable at end of year	3,534,501	3.56	0.77-9.73

In 2022, 2,733,328 share options were exercised in 2022 at an average share price of US$0.28 or US$1.13 per ADS at the date of exercise. There were no share options exercised during 2021 or 2020.

The opening share price per ‘A’ Ordinary share at the start of the financial year was US$0.36 or US$1.43 per ADS (2021: US$0.95 or US$3.81 per ADS) (2020: US$0.27 or US$1.07 per ADS) and the closing share price at December 31, 2022 was US$0.25 or US$0.99 per ADS (2021: US$0.36 or US$1.43 per ADS) (2020: US$0.95 or US$3.81 per ADS). The average share price for the year ended December 31, 2022 was US$0.30 per ‘A’ Ordinary share or US$1.22 per ADS.

A summary of the range of prices for the Company’s share options for the year ended December 31, 2022 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.19-US$0.99	39,546,672	0.35	6.10	8,930,004	0.59	4.05
US$1.00-US$1.74	4,988,000	1.34	1.78	4,928,000	1.34	1.74
US$1.75- US$2.43	280,000	2.43	0.15	280,000	2.43	0.15

	44,814,672			14,138,004

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.77-US$3.96	9,886,668	1.39	6.10	2,232,501	2.37	4.05
US$4.00-US$6.94	1,247,000	5.37	1.78	1,232,000	5.38	1.74
US$6.95- US$9.73	70,000	9.73	0.15	70,000	9.73	0.15

	11,203,668			3,534,501

The weighted-average remaining contractual life of options outstanding at December 31, 2022 was 5.58 years (2021: 4.35 years).

A summary of the range of prices for the Company’s share options for the year ended December 31, 2021 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.19-US$0.99	13,000,006	0.48	3.54	7,960,004	0.55	2.92
US$1.00-US$2.05	5,228,000	1.34	0.79	4,941,334	1.35	0.99
US$2.06- US$2.99	439,984	2.53	0.03	439,984	2.53	0.04
US$3.00 -US$4.36	60,000	4.17	0.00	60,000	4.17	0.00

	18,727,990			13,401,322

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.77-US$3.96	3,250,002	1.94	3.54	1,990,001	2.19	2.92
US$4.00-US$8.20	1,307,000	5.36	0.79	1,235,334	5.40	0.99
US$8.24- US$11.96	109,996	10.13	0.03	109,996	10.13	0.04
US$12.00 -US$17.45	15,000	16.67	0.00	15,000	16.67	0.00

	4,681,998			3,350,331

Charge for the year under IFRS 2

The charge for the year is calculated based on the fair value of the options granted which have not yet vested.

The fair value of the options is expensed over the vesting period of the option. US$1,755,000 was charged to the statement of operations in 2022, (2021: US$1,100,000) (2020: US$792,000) split as follows:

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Share-based payments – cost of sales	-	5	12
Share-based payments – selling, general and administrative	1,755	1,095	780

Total – continuing operations	1,755	1,100	792
Share-based payments – discontinued operations	-	-	-

Total	1,755	1,100	792

No share-based payments expense was capitalised in intangible development project assets during the year. In 2021, US$11,000, (2020: US$24,000) of share-based payments was capitalised in intangible development project assets. The total share-based payments charge gross of any capitalisations for 2021 was US$1,111,000 (2020: US$816,000).

The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of services received is measured based on a Black-Scholes model. The following are the input assumptions used in determining the fair value of share options granted in 2022, 2021 and 2020:

	Key management personnel	Other employees	Key management personnel	Other employees	Key management personnel	Other employees
	2022	2022	2021	2021	2020	2020
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	US$0.19 / (US$0.77)	- / -	- / -	- / -	US$0.20 / (US$0.80)	US$0.27 / (US$1.08)

Total ‘A’ share options granted / (ADS’s equivalent)	29,400,000 / (7,350,000)	- / -	- / -	- / -	8,480,000 / (2,120,000)	620,000 / (155,000)

Weighted average share price per ‘A’ share / (per ADS)	US$0.27 / (US$1.09)	- / -	- / -	- / -	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)

Weighted average exercise price per ‘A’ share / (per ADS)	US$0.27 / (US$1.09)	- / -	- / -	- / -	US$0.38 / (US$1.52)	US$0.48 / (US$1.96)

Weighted average expected volatility	76.79%	-%	-%	-%	66.98%	65.89%

Weighted average expected life	6.82	-	-	-	4.34	4.35

Weighted average risk-free interest rate	3.59%	-%	-%	-%	0.44%	0.42%

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility is based on the historic volatility (calculated based on the expected life of the options). The Group has considered how future experience may affect historical volatility. The profile and activities of the Group are not expected to change in the immediate future and therefore Trinity Biotech would expect estimated volatility to be consistent with historical volatility.